Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Description of the Business and Relevant Events
1. Description of the Business and Relevant Events
I. Corporate Information
América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. The Company provides telecommunications services in 25 countries throughout Latin America, the United States, the Caribbean and Europe. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access and Pay TV, over the top and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.
In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point
and
point-to-multipoint
microwave links. The Company holds licenses in the 24 countries where it has networks, and such licenses have different dates of expiration through 2056.
Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.
The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Delegación Miguel Hidalgo, 11529, Mexico City, Mexico.
The accompanying consolidated financial statements were approved for their issuance by the Company’s Chief Financial Officer on April 26, 2021, and subsequent events have been considered through that date.
II. Relevant events in 2020
a) The Covid-19 is an infectious disease caused by a new virus, was declared a world-wide pandemic by the World Heald Organization (“WHO”) on March 11, 2020. The measures to slow the spread of Covid-19 have had a significant impact on the global economy. Given the evolving nature of Covid-19 and the limited recent experience of the economic and financial impacts of such a pandemic, Companies around the world have had to assess the changes and effects in their financial information. These changes and effects have not presented significant challenges for the Company in the valuation, presentation and disclosure of its financial statement consolidated as of December 31, 2020, considering that the telecommunications industry has been one of the least affected by the pandemic. As part of the actions taken, the Company has evaluated the impact, mainly on the estimates related to the measurement assets and liabilities that may arise in the future, without identifying significant changes in the assumptions used.
b) During the
COVID-19
crisis, the Mexican peso fell in value against the U.S dollar, Euro and Great Britain Pound (GBP) by 5.8%, 15.3% and 9.2%, respectively. Given that a significant portion of the Company’s debt is denominated in Dollars, Euros and in GBPs, the currency depreciation adversely affected the results of the Company as part of the foreign currency exchange loss, net recognized in the period, which amounted to Ps.65,366,200.
c) In September 2020 the Company announced an agreement with Verizon Communications Inc. to sell the 100% interest in TracFone Wireless, Inc., the largest mobile virtual prepaid service operator in the United States, serving 21 million subscribers. The agreed purchase price payment at the closing is US$6,250 million, of which one-half
will be in cash and the other in Verizon stock. In addition, following the closing, Verizon shall pay to AMX: (i) up to US$500 million as an earn-out
if Tracfone continues to achieve certain performance measures during the 24 months following the closing, calculated and paid in 4 consecutive
6-month
periods, and (ii) US$150 million deferred commercial consideration payable within two years following the closing. AMX continued to benefit from EBITDA generated by Tracfone during fiscal year 2020 and until the closing date of the transaction. The closing of the transaction is subject to customary conditions for this type of transactions, including obtaining required governmental approvals.